Leases - Additional information about lease obligations and supplemental cash flow information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Weighted-average remaining lease term (in years):
Operating leases	5 years 7 months 6 days
Weighted-average discount rate
Operating leases	5.13%
Cash paid for amounts included in the measurement of lease liabilities:
Leased assets obtained in exchange for new operating lease liabilities	$ 355,214